Supplement dated May 8, 2026
to the following statutory prospectus(es):
BAE Future Corporate FPVUL dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual funds are offered as investment options under the policy.
Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - American Funds IS®2010 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds® IS 2010 Target Date Retirement Income Fund: Class 1
American Funds Insurance Series® - American Funds IS®2015 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds® IS 2015 Target Date Retirement Income Fund: Class 1
American Funds Insurance Series® - American Funds IS®2020 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds® IS 2020 Target Date Retirement Income Fund: Class 1
American Funds Insurance Series® - American Funds® IS 2025 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds IS®2025 Target Date Retirement Income Fund: Class 1
American Funds Insurance Series® - American Funds® IS 2030 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds IS®2030 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - American Funds® IS 2035 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds IS®2035 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - American Funds® IS 2040 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds IS®2040 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - American Funds® IS 2045 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds IS®2045 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - American Funds IS®2050 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds® IS 2050 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - American Funds IS®2055 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds® IS 2055 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - American Funds IS®2060 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds® IS 2060 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - American Funds IS®2065 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds® IS 2065 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - American Funds IS®2070 Target Date Fund: Class 1	American Funds Insurance Series® - American Funds® IS 2070 Target Date Retirement Fund: Class 1
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2	American Funds Insurance Series® - SMALLCAP World Fund: Class 2
American Funds Insurance Series® - International Fund: Class 2	American Funds Insurance Series® - EUPAC Fund: Class 2
PROS-1170